Allowance for Doubtful Accounts	12 Months Ended
Dec. 31, 2015
Allowance for Doubtful Accounts
Allowance for Doubtful Accounts

(7) Allowance for Doubtful Accounts

Allowance for doubtful accounts consisted of the following for the years ended December 31, 2015, 2014 and 2013 (in millions):

	2015	2014	2013
Balance at beginning of period	$0.3	$0.3	$0.4
Additions:
Charges to income, included in general and administrative expenses	0.2	0.3	—
Deductions:
Charges for which reserves were provided	(0.1)	(0.3)	(0.1)
Balance at end of period	$0.4	$0.3	$0.3